Guarantor and Non-Guarantor Supplemental Financial Information - Condensed Consolidating Statements of Operations and Comprehensive Loss (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Income Statements, Captions [Line Items]
Revenues:	$ 276,249	$ 246,597	$ 1,050,441	$ 881,983	$ 757,907
Costs and expenses	304,227	318,228	1,292,500	1,037,476	829,009
Loss from operations	(27,978)	(71,631)	(242,059)	(155,493)	(71,102)
Loss from subsidiaries	0	0	0	0	0
Other expense (income), net	61,479	13,519	227,466	253,628	204,788
Loss before income taxes	(89,457)	(85,150)	(469,525)	(409,121)	(275,890)
Income tax expense (benefit)	(301)	(433)	(1,611)	1,078	67
Net loss	(89,156)	(84,717)	(467,914)	(410,199)	(275,957)
Other comprehensive (loss) income, net of tax effects:
Net loss	(89,156)	(84,717)	(467,914)	(410,199)	(275,957)
Foreign currency translation adjustment	570	(659)	(2,218)	3,155	2,482
Unrealized (loss) gain on marketable securities			0	(1,693)	1,011
Total other comprehensive income (loss)	570	(659)	(2,218)	1,462	3,493
Comprehensive loss	(88,586)	(85,376)	(470,132)	(408,737)	(272,464)
Eliminations
Condensed Income Statements, Captions [Line Items]
Revenues:	(202)	(656)	(2,567)	(2,690)	(2,704)
Costs and expenses	(202)	(656)	(2,567)	(2,690)	(2,704)
Loss from operations	0	0	0	0	0
Loss from subsidiaries	115,137	111,037	679,579	575,696	345,594
Other expense (income), net	0	0	0	0	0
Loss before income taxes	115,137	111,037	679,579	575,696	345,594
Income tax expense (benefit)	0	0	0	0	0
Net loss	115,137	111,037	679,579	575,696	345,594
Other comprehensive (loss) income, net of tax effects:
Net loss	115,137	111,037	679,579	575,696	345,594
Foreign currency translation adjustment	(1,140)	1,318	4,436	(6,310)	(4,964)
Unrealized (loss) gain on marketable securities				3,386	(2,022)
Total other comprehensive income (loss)	(1,140)	1,318	4,436	(2,924)	(6,986)
Comprehensive loss	113,997	112,355	684,015	572,772	338,608
Parent | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Revenues:	0	0	0	0	0
Costs and expenses	0	0	0	0	0
Loss from operations	0	0	0	0	0
Loss from subsidiaries	(89,156)	(84,717)	(467,914)	(410,199)	(275,957)
Other expense (income), net	0	0	0	0	0
Loss before income taxes	(89,156)	(84,717)	(467,914)	(410,199)	(275,957)
Income tax expense (benefit)	0	0	0	0	0
Net loss	(89,156)	(84,717)	(467,914)	(410,199)	(275,957)
Other comprehensive (loss) income, net of tax effects:
Net loss	(89,156)	(84,717)	(467,914)	(410,199)	(275,957)
Foreign currency translation adjustment	570	(659)	(2,218)	3,155	2,482
Unrealized (loss) gain on marketable securities				(1,693)	1,011
Total other comprehensive income (loss)	570	(659)	(2,218)	1,462	3,493
Comprehensive loss	(88,586)	(85,376)	(470,132)	(408,737)	(272,464)
Guarantor Subsidiaries | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Revenues:	263,539	233,788	998,190	841,658	715,072
Costs and expenses	291,509	305,221	1,240,570	997,247	787,138
Loss from operations	(27,970)	(71,433)	(242,380)	(155,589)	(72,066)
Loss from subsidiaries	0	0	0	0	0
Other expense (income), net	(52)	(46,970)	(35,936)	13,545	(1,207)
Loss before income taxes	(27,918)	(24,463)	(206,444)	(169,134)	(70,859)
Income tax expense (benefit)	182	172	512	(228)	545
Net loss	(28,100)	(24,635)	(206,956)	(168,906)	(71,404)
Other comprehensive (loss) income, net of tax effects:
Net loss	(28,100)	(24,635)	(206,956)	(168,906)	(71,404)
Foreign currency translation adjustment	0	0	0	0	0
Unrealized (loss) gain on marketable securities				(1,693)	1,011
Total other comprehensive income (loss)	0	0	0	(1,693)	1,011
Comprehensive loss	(28,100)	(24,635)	(206,956)	(170,599)	(70,393)
Non-Guarantor Subsidiaries | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Revenues:	12,912	13,465	54,818	43,015	45,539
Costs and expenses	12,920	13,663	54,497	42,919	44,575
Loss from operations	(8)	(198)	321	96	964
Loss from subsidiaries	0	0	0	0	0
Other expense (income), net	(1,644)	2,092	7,153	(4,619)	(325)
Loss before income taxes	1,636	(2,290)	(6,832)	4,715	1,289
Income tax expense (benefit)	(483)	(605)	(2,123)	1,306	(478)
Net loss	2,119	(1,685)	(4,709)	3,409	1,767
Other comprehensive (loss) income, net of tax effects:
Net loss	2,119	(1,685)	(4,709)	3,409	1,767
Foreign currency translation adjustment	570	(659)	(2,218)	3,155	2,482
Unrealized (loss) gain on marketable securities				0	0
Total other comprehensive income (loss)	570	(659)	(2,218)	3,155	2,482
Comprehensive loss	2,689	(2,344)	(6,927)	6,564	4,249
APX Group, Inc. | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Revenues:	0	0	0	0	0
Costs and expenses	0	0	0	0	0
Loss from operations	0	0	0	0	0
Loss from subsidiaries	(25,981)	(26,320)	(211,665)	(165,497)	(69,637)
Other expense (income), net	63,175	58,397	256,249	244,702	206,320
Loss before income taxes	(89,156)	(84,717)	(467,914)	(410,199)	(275,957)
Income tax expense (benefit)	0	0	0	0	0
Net loss	(89,156)	(84,717)	(467,914)	(410,199)	(275,957)
Other comprehensive (loss) income, net of tax effects:
Net loss	(89,156)	(84,717)	(467,914)	(410,199)	(275,957)
Foreign currency translation adjustment	570	(659)	(2,218)	3,155	2,482
Unrealized (loss) gain on marketable securities				(1,693)	1,011
Total other comprehensive income (loss)	570	(659)	(2,218)	1,462	3,493
Comprehensive loss	$ (88,586)	$ (85,376)	$ (470,132)	$ (408,737)	$ (272,464)